Organization and Business Operation (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jan. 24, 2024	Jan. 18, 2023	Oct. 22, 2021	Mar. 31, 2024	Dec. 31, 2023	Oct. 20, 2023	Dec. 31, 2022
Organization and Business Operation [Line Items]
Percentage of transferring the companies interest rate				24.167%
Shares issued, price per share	$ 10			$ 13,800,000	$ 10
Sale of private placement warrants (in Shares)	500,000
Voting agreement term				5 years
Exercise price of warrants				$ 0.01
Condition for future business combination threshold percentage ownership					50
Obligation to redeem public shares if entity does not complete a business combination					100.00%
Net tangible assets (in Dollars)					$ 5,000,001
Condition for future business combination threshold net tangible assets (in Dollars)					$ 100,000
Cash held outside of the trust account (in Dollars)		$ 140,000				$ 35,000
Public share		$ 0.04				$ 0.0175
Aggregate redemption amount (in Dollars)		$ 255,875,758
Redemption price per share					$ 11.21
Aggregate redemption amount (in Dollars)					$ 16,679,055
Basic net (loss) income per share					$ 0.0525
Aggregate contribution amount (in Dollars)					$ 73,949
Accounts payable and accrued expenses (in Dollars)				$ 267,006	2,415,966
Accounts Payable [Member]
Organization and Business Operation [Line Items]
Accrued offering costs (in Dollars)					$ 5,669,349
Private Placement Warrants [Member]
Organization and Business Operation [Line Items]
Percentage of business combinations aggregate fair market value					80.00%
Individual Person [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				50.00%
Family members [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				50.00%
Group of Stockholders [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				50.00%
Southern Crown Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				23.00%
LAMADD LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				23.00%
JKae Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				21.50%
Clarke Capital, LLC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				21.50%
White Horse Energy, LC [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				9.00%
Sunergy [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				98.00%
Sponsor PIPE Investment [Member]
Organization and Business Operation [Line Items]
Sale of private placement warrants (in Shares)	500,000
Southern Crown Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Owned shares (in Shares)				230,000
LAMADD LLC [Member]
Organization and Business Operation [Line Items]
Owned shares (in Shares)				230,000
JKae Holdings, LLC [Member]
Organization and Business Operation [Line Items]
Owned shares (in Shares)				215,000
Clarke Capital, LLC [Member]
Organization and Business Operation [Line Items]
Owned shares (in Shares)				215,000
White Horse Energy, LC [Member]
Organization and Business Operation [Line Items]
Owned shares (in Shares)				90,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Obligation to redeem public shares if entity does not complete a business combination					100.00%
Redemption of shares calculated based on business days prior to consummation of business combination					15 months
Related Party [Member]
Organization and Business Operation [Line Items]
Accounts payable and accrued expenses (in Dollars)					$ 2,122,937
ESGEN [Member]
Organization and Business Operation [Line Items]
Common shares, par value				$ 0.0001
Cash [Member]
Organization and Business Operation [Line Items]
Cash held outside of the trust account (in Dollars)					$ 60,518
Class V Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares, par value				$ 0.0001
Class V Common Stock [Member] | Sunergy [Member]
Organization and Business Operation [Line Items]
Voting ownership of each entity				83.80%
Convertible Preferred Stock [Member]
Organization and Business Operation [Line Items]
Sale of private placement warrants (in Shares)	1,500,000
Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares, par value					$ 0.0001	0.0001	$ 0.0001
Shares issued, price per share				$ 12
Obligation to redeem public shares if entity does not complete a business combination					100.00%
Redemption of shares calculated based on business days prior to consummation of business combination					15 months
Public share					$ 1,488,000
Stock issued during period, shares, new issues (in Shares)		24,703,445
Redemption price per share		$ 10.35			$ 0.0001
Sponsor share conversion (in Shares)					5,619,077
Common shares, shares outstanding (in Shares)					5,619,077		0
Class B Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares, par value					$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares outstanding (in Shares)					1,280,923		6,900,000
Sponsor [Member]
Organization and Business Operation [Line Items]
Aggregate purchase price (in Dollars)	$ 1,000,000
Aggregate consideration (in Dollars)	$ 15,000,000
Sponsor [Member] | Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Common shares, shares outstanding (in Shares)					7,027,632
IPO [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share			$ 10.2		$ 10
Sale of units, net of underwriting discounts (in Shares)			27,600,000
Proceeds from issuance initial public offering (in Dollars)			$ 281,520,000
IPO [Member] | Private Placement Warrants [Member]
Organization and Business Operation [Line Items]
Sale of private placement warrants (in Shares)			14,040,000
Exercise price of warrants			$ 11.5
Price of warrant			1
IPO [Member] | Public Warrants [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share					$ 10.2
Over-Allotment Option [Member]
Organization and Business Operation [Line Items]
Shares issued, price per share			$ 10
Founder Shares [Member] | Class A Common Stock [Member]
Organization and Business Operation [Line Items]
Sponsor share conversion (in Shares)					5,619,077
Common shares, shares outstanding (in Shares)					7,027,632